Average headcount and number of branches - Schedule of average number of employees (Details) - employee	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of employees
Men	98,122	99,865
Women	107,923	111,011
Average number of employees	206,045	210,876
Assets and liabilities classified as held for sale | Poland
Number of employees
Men	3,592
Women	7,051
Bank
Number of employees
Men	11,913	12,246
Women	11,451	11,734
Average number of employees	23,364	23,980